33. Financial Results	12 Months Ended
Dec. 31, 2018
Financial Results
Financial Results

	12.31.2018	12.31.2017	12.31.2016
Financial income
Arrears charges on bills	226,050	191,554	221,673
Interest and monetary variation of CRC transfer (Note 8.1)	214,627	141,923	194,153
Return on financial investments	98,841	114,523	196,247
Recognition of tax credit (33.1)	55,096	-	-
Remuneration of net sectorial assets and liabilities (Note 9.2)	43,966	20,493	27,734
Monetary variation over the Itaipu power purchase	24,658	17,777	39,283
Monetary variation and adjust to present value of accounts
payable related to the concession (Note 27.2)	1,047	10,813	1,116
Other financial income	149,630	202,227	223,730
	813,915	699,310	903,936
( - ) Financial expenses
Monetary and cambial variation and debt charges	871,397	993,970	1,072,875
Monetary variation and adjust to present value of accounts
payable related to the concession (Note 27.2)	94,319	65,418	90,480
Monetary variation over the Itaipu power purchase	50,203	12,264	20,597
Interest and monetary variation of CRC transfer (Note 8.1)	25,830	51,211	5,235
Interest on R&D and EEP (Note 26.2)	25,407	34,345	41,781
Remuneration of net sectorial assets and liabilities (Note 9.2)	23,747	29,622	13,947
PIS/Pasep/Cofins taxes on interest on capital	13,636	45,196	40,607
Other financial expenses	147,426	215,724	213,070
	1,251,965	1,447,750	1,498,592
Net	(438,050)	(748,440)	(594,656)

33.1	Recognition of tax credit

On February 14, 2018 the Federal Revenue of Brazil recognized tax credit for the restated amount of R$ 80,225 in favor of the Company, regarding the disputed tax levy on Pasep from July 1988 to July 1995, in connection with the effects of Federal Senate Resolution 49, of October 9, 1995, which suspended the effects of Decree-Laws 2,445/1988 and 2,449/1988, deemed to be unconstitutional by the Federal Supreme Court. From the total amount recognized, R$ 55,096 were recorded in finance income and R$ 25,129 in other operating income.